Fees Summary	Jan. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,133,347,172.70
Previously Paid Amount	0.00
Total Fee Amount	156,515.24
Total Offset Amount	156,515.24
Net Fee	$ 0.00